Current and deferred income tax liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current Tax Expense
Current income tax	$ 23,416	$ 9,629
Total Current Tax Expense	23,416	9,629
Deferred Tax Recovery
Deferred Tax Recovery	(13,068)	(3,872)
Total Deferred Tax Recovery	(13,068)	(3,872)
Total tax expense	$ 10,348	$ 5,757